Taxation - Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxation - Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force (Details) [Line Items]
Earnings before income tax-rate	$ (170,003,479)	$ (27,958,152)	$ 50,794,242
Income tax	45,342,071	7,224,973	(7,628,367)
Low or null taxation jurisdictions [Member]
Taxation - Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force (Details) [Line Items]
Earnings before income tax-rate	$ (7,247,084)	$ 13,131,953	$ 30,921,548
Weight average applicable tax rate	0.00%	0.00%	0.00%
Income tax
Loss-making entities [Member]
Taxation - Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force (Details) [Line Items]
Earnings before income tax-rate	$ (162,756,395)	$ (73,341,811)	$ (54,127,043)
Weight average applicable tax rate	27.90%	24.00%	15.30%
Income tax	$ 45,342,071	$ 17,595,362	$ 8,271,462
Profit-making entities [Member]
Taxation - Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force (Details) [Line Items]
Earnings before income tax-rate		$ 32,251,706	$ 73,999,737
Weight average applicable tax rate		32.20%	21.50%
Income tax		$ (10,370,389)	$ (15,899,829)